Related Parties - Unsecured Promissory Note (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) director	Mar. 31, 2023 USD ($)
Related Parties
Accrued expenses	$ 16,647	$ 21,330
VGS
Related Parties
The number of board directors holding equity in a related party | director	2
VGS | Unsecured Promissory Note, Related Party
Related Parties
Interest expense, net	$ 105
Long-term debt, net	14,421
Accrued interest	105
Accrued expenses	$ 225